Quarterly Report
January 31, 2023
MFS®  Multimarket
Income Trust
MMT-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.4%
Aerospace & Defense – 1.8%
Boeing Co., 5.805%, 5/01/2050		$396,000	$404,276
Bombardier, Inc., 7.5%, 3/15/2025 (n)		314,000	314,393
Bombardier, Inc., 7.125%, 6/15/2026 (n)		402,000	401,039
Bombardier, Inc., 7.5%, 2/01/2029 (n)		280,000	279,728
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	659,601
Moog, Inc., 4.25%, 12/15/2027 (n)		920,000	853,300
Raytheon Technologies Corp., 2.82%, 9/01/2051		620,000	438,163
TransDigm, Inc., 6.25%, 3/15/2026 (n)		620,000	619,782
TransDigm, Inc., 6.375%, 6/15/2026		570,000	562,866
TransDigm, Inc., 5.5%, 11/15/2027		535,000	510,912
TransDigm, Inc., 4.625%, 1/15/2029		493,000	444,765
			$5,488,825
Airlines – 0.2%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	510,000	$473,437
Alcoholic Beverages – 0.0%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	100,000	$110,776
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$424,000	$347,548
Asset-Backed & Securitized – 4.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)		$3,733,723	$211,710
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	460,000	453,314
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.714% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		$387,000	373,985
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.423% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	94,701
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.404% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	440,678
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.278% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	564,377
AREIT 2022-CRE6 Trust, “D”, FLR, 7.16% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		126,000	116,621
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.147% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		433,079	539,120
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.622%, 4/15/2053 (i)		990,306	71,559
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.296%, 7/15/2054 (i)		991,260	72,044
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.624%, 2/15/2054 (i)		6,570,823	596,947
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)		4,040,555	273,165
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)		2,043,047	124,742
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.886%, 6/15/2054 (i)		7,102,132	349,540
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)		7,129,352	514,691
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,711,547	428,967
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	92,714
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		183,781	168,625
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		69,750	60,767
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,267	136,285
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	404,640
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		90,251	80,296
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.779%, 4/15/2054 (i)		3,619,281	157,497
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		4,324,931	43
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.494% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,399,497
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		938,000	889,383
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		464,500	438,781
MF1 2021-FL5 Ltd., “C”, FLR, 6.297% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		401,500	374,726
MF1 2021-FL5 Ltd., “D”, FLR, 7.097% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		745,000	704,061
MF1 2021-FL6 Ltd., “B”, FLR, 6.12% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	949,507
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)		1,822,193	126,086
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.227%, 6/15/2054 (i)		2,770,399	175,830
PFP III 2021-7 Ltd., “B”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		163,992	153,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 6.104% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		$199,990	$186,107
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	301,387
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		$81,686	81,348
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.314% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		340,000	322,957
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.535%, 4/15/2054 (i)		2,313,021	192,315
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.547%, 8/15/2054 (i)		1,982,808	175,645
			$13,798,154
Automotive – 2.0%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$785,000	$781,869
Dana, Inc., 5.375%, 11/15/2027		538,000	511,216
Dana, Inc., 4.25%, 9/01/2030		325,000	275,049
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		688,000	516,577
Ford Motor Co., 5.113%, 5/03/2029		880,000	833,983
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,405,000	1,341,733
Hyundai Capital America, 2%, 6/15/2028 (n)		325,000	275,495
Hyundai Capital America, 6.375%, 4/08/2030 (n)		479,000	503,447
Mercedes-Benz Financial Services (Canada), 3%, 2/23/2027	EUR	240,000	258,114
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$570,000	423,225
RENK AG, 5.75%, 7/15/2025	EUR	400,000	423,875
			$6,144,583
Broadcasting – 1.9%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$579,000	$440,040
Discovery, Inc., 4.125%, 5/15/2029		219,000	201,325
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,242,000	955,129
iHeartCommunications, Inc., 8.375%, 5/01/2027		763,000	683,839
Prosus N.V., 2.085%, 1/19/2030	EUR	300,000	265,483
Prosus N.V., 3.68%, 1/21/2030 (n)		$281,000	243,065
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	260,137
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		607,000	541,748
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		765,000	628,764
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	182,755
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		300,000	245,855
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		$591,000	525,963
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		765,000	674,347
			$5,848,450
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$737,000	$760,414
Ameriprise Financial, Inc., 4.5%, 5/13/2032		208,000	208,355
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		630,000	559,125
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		894,000	860,922
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	178,129
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	452,202
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		845,000	804,136
LPL Holdings, Inc., 4%, 3/15/2029 (n)		546,000	488,670
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		360,000	315,220
NFP Corp., 4.875%, 8/15/2028 (n)		545,000	475,638
NFP Corp., 6.875%, 8/15/2028 (n)		769,000	664,923
			$5,767,734
Building – 3.1%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,405,000	$1,280,053
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		575,000	462,507
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,020,000	860,039
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	346,490
Interface, Inc., 5.5%, 12/01/2028 (n)		$980,000	823,347
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		490,000	407,420

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		$566,000	$536,729
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		810,000	801,454
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		545,000	497,596
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		680,000	584,739
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	210,000	197,287
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$501,000	469,512
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		925,000	790,756
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	131,046
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	502,563
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		615,000	559,787
			$9,251,325
Business Services – 1.6%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$291,000	$279,456
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	406,294
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	256,643
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		620,000	555,086
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		525,000	494,308
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		385,000	366,096
Mastercard, Inc., 3.85%, 3/26/2050		270,000	245,195
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	683,040
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		792,000	794,754
Visa, Inc., 4.15%, 12/14/2035		465,000	459,507
Visa, Inc., 3.65%, 9/15/2047		220,000	194,007
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		230,000	198,375
			$4,932,761
Cable TV – 5.6%
Cable One, Inc., 4%, 11/15/2030 (n)		$720,000	$593,660
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		450,000	428,872
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,876,000	1,639,230
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,150,000	982,629
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		780,000	649,779
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		295,000	229,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	354,886
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	213,400
Comcast Corp., 3.75%, 4/01/2040		201,000	177,623
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	168,750
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,300,000	819,000
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		730,000	539,667
DISH DBS Corp., 7.75%, 7/01/2026		425,000	345,168
DISH DBS Corp., 5.25%, 12/01/2026 (n)		590,000	508,506
DISH DBS Corp., 5.125%, 6/01/2029		465,000	295,689
DISH Network Corp., 11.75%, 11/15/2027 (n)		260,000	270,192
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	697,599
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	193,600
SES S.A., 3.5%, 1/14/2029	EUR	290,000	295,269
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		$760,000	626,529
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		525,000	467,302
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,400,000	1,312,010
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,114,800
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	167,024
Videotron Ltd., 5.125%, 4/15/2027 (n)		466,000	447,323
Videotron Ltd., 3.625%, 6/15/2029 (n)		284,000	247,096
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,015,000	851,981
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,220,000	1,107,272
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	1,008,330
			$16,753,153

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$335,253
Arkema S.A., 3.5%, 1/23/2031	EUR	200,000	212,587
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$412,000	389,340
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,160,000	997,600
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		536,000	466,320
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		919,000	813,315
Ingevity Corp., 3.875%, 11/01/2028 (n)		861,000	754,656
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		662,000	543,234
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	600,169
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	513,416
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	523,500
			$6,149,390
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$420,000	$399,475
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		210,000	187,383
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		630,000	554,353
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		690,000	610,996
Microsoft Corp., 2.525%, 6/01/2050		529,000	376,972
Microsoft Corp., 2.675%, 6/01/2060		61,000	42,323
Microsoft Corp., 3.041%, 3/17/2062		293,000	221,838
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		456,000	443,246
VeriSign, Inc., 4.75%, 7/15/2027		405,000	401,487
			$3,238,073
Computer Software - Systems – 1.5%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$269,516
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,455,000	1,444,451
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	51,996
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		167,000	163,805
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		285,000	302,100
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,075,000	1,033,875
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		920,000	802,700
Virtusa Corp., 7.125%, 12/15/2028 (n)		530,000	445,200
			$4,513,643
Conglomerates – 2.8%
ABB Finance B.V., 3.25%, 1/16/2027	EUR	100,000	$108,945
ABB Finance B.V., 3.375%, 1/16/2031		160,000	172,335
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$490,000	442,228
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,287,000	1,151,903
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		283,000	295,308
Gates Global LLC, 6.25%, 1/15/2026 (n)		805,000	792,794
Griffon Corp., 5.75%, 3/01/2028		739,000	699,404
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	529,073
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		863,000	684,566
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		520,000	527,912
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		473,000	482,301
TriMas Corp., 4.125%, 4/15/2029 (n)		1,543,000	1,373,656
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,000,000	993,336
			$8,253,761
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)		$555,000	$502,275
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		240,000	219,600
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	543,987
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		615,000	545,044
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		805,000	780,862

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – continued
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		$534,000	$464,713
			$3,056,481
Consumer Products – 1.6%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	335,000	$295,960
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$572,000	496,736
Mattel, Inc., 3.375%, 4/01/2026 (n)		570,000	531,528
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	341,145
Mattel, Inc., 6.2%, 10/01/2040		115,000	106,777
Mattel, Inc., 5.45%, 11/01/2041		220,000	188,288
Newell Brands, Inc., 6.375%, 9/15/2027		392,000	394,034
Newell Brands, Inc., 6.625%, 9/15/2029		454,000	458,947
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	625,689
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		250,000	212,275
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	373,953
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		455,000	366,835
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		585,000	384,591
			$4,776,758
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	$219,507
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		665,000	635,075
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	321,840
ANGI Group LLC, 3.875%, 8/15/2028 (n)		887,000	679,912
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		740,000	623,272
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	134,000	154,851
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		$1,302,000	1,125,970
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		516,000	509,596
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		425,000	407,518
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		965,000	887,578
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		270,000	232,200
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	44,137
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		570,000	443,198
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	315,000
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		753,000	567,490
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,097,000	921,184
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		558,000	514,877
			$8,603,205
Containers – 2.0%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (p)		$670,000	$525,575
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		375,000	329,074
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		865,000	715,234
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	769,752
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	976,539
Crown Americas LLC, 5.25%, 4/01/2030		580,000	558,250
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	979,544
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		420,000	410,315
LABL, Inc., 5.875%, 11/01/2028 (n)		230,000	207,862
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		640,000	615,513
			$6,087,658
Electrical Equipment – 0.6%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$914,000	$697,818
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	510,000	483,755
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		680,000	578,618
			$1,760,191

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.3%
Broadcom, Inc., 4.15%, 11/15/2030		$86,000	$80,224
Broadcom, Inc., 3.469%, 4/15/2034 (n)		197,000	163,338
Broadcom, Inc., 3.137%, 11/15/2035 (n)		363,000	281,817
Broadcom, Inc., 3.187%, 11/15/2036 (n)		10,000	7,646
Broadcom, Inc., 4.926%, 5/15/2037 (n)		114,000	104,636
Entegris, Inc., 4.375%, 4/15/2028 (n)		315,000	285,075
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	415,323
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		245,000	245,057
Sensata Technologies B.V., 5%, 10/01/2025 (n)		805,000	796,141
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	382,688
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		625,000	565,787
Synaptics, Inc., 4%, 6/15/2029 (n)		725,000	627,788
			$3,955,520
Emerging Market Quasi-Sovereign – 7.8%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,037,797
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		376,000	290,843
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	946,000
Ceske Drahy A.S. (Czech Republic), 5.625%, 10/12/2027	EUR	540,000	603,448
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027		370,000	376,019
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	955,837
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	398,818
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	759,922
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,005,875
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,004,387
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,279,997
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		380,000	270,684
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	581,742
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	673,583
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	932,500
Korea Development Bank, 4.25%, 9/08/2032		771,000	751,330
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		379,000	369,980
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		508,000	486,685
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	987,355
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		660,000	567,171
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(z)		869,000	178,145
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	361,344
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	471,372
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	324,357
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	848,865
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	752,869
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,105,240
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	346,912
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	931,699
Qatar Petroleum, 2.25%, 7/12/2031		544,000	462,068
Qatar Petroleum, 3.125%, 7/12/2041		355,000	280,943
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	510,296
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,408,666
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,205,368
			$23,468,117
Emerging Market Sovereign – 11.8%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$896,818
Arab Republic of Egypt, 7.903%, 2/21/2048		1,120,000	743,411
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	702,679
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	1,715,985
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	747,953
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	3,171,000	2,804,698
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,300,000	1,408,518

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	$758,300
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	357,840
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	42,100,000	977,362
Republic of Angola, 8.25%, 5/09/2028		$491,000	464,241
Republic of Angola, 9.375%, 5/08/2048		400,000	356,024
Republic of Argentina, 1.5%, 7/09/2035		1,047,289	321,849
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	629,938
Republic of Chile, 3.1%, 1/22/2061		$672,000	442,290
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,054,938
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$593,000	217,928
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,592,000	1,544,685
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	952,253
Republic of Indonesia, 4.65%, 9/20/2032		1,159,000	1,153,438
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	674,204
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	948,696
Republic of Philippines, 3.556%, 9/29/2032		327,000	301,916
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	950,713
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	529,033
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		$668,000	233,971
Republic of Turkey, 4.75%, 1/26/2026		521,000	469,538
State of Qatar, 4%, 3/14/2029 (n)		533,000	530,814
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,400,490
State of Qatar, 4.4%, 4/16/2050		203,000	191,658
Sultanate of Oman, 6%, 8/01/2029		750,000	767,760
Sultanate of Oman, 7%, 1/25/2051		600,000	607,140
United Mexican States, 7.5%, 6/03/2027	MXN	87,500,000	4,417,308
United Mexican States, 2.659%, 5/24/2031		$1,021,000	855,818
United Mexican States, 7.75%, 5/29/2031	MXN	50,000,000	2,510,183
United Mexican States, 4.75%, 4/27/2032		$736,000	708,849
United Mexican States, 4.875%, 5/19/2033		645,000	619,217
United Mexican States, 3.771%, 5/24/2061		753,000	512,213
			$35,480,669
Energy - Independent – 3.2%
Antero Resources Corp., 7.625%, 2/01/2029 (n)		$490,000	$501,074
CNX Resources Corp., 6%, 1/15/2029 (n)		589,000	540,688
CNX Resources Corp., 7.375%, 1/15/2031 (n)		157,000	152,681
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		870,000	802,575
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		785,000	719,020
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		500,000	466,155
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	789,952
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,260,475
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	478,034
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		445,000	410,913
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	114,931
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		614,000	575,504
SM Energy Co., 6.5%, 7/15/2028		565,000	537,439
Southwestern Energy Co., 8.375%, 9/15/2028		255,000	267,837
Southwestern Energy Co., 5.375%, 3/15/2030		515,000	479,594
Tap Rock Resources LLC, 7%, 10/01/2026 (n)		136,000	128,724
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	376,492
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	914,464
			$9,516,552
Energy - Integrated – 0.4%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	250,000	$240,516
Eni S.p.A., 4.25%, 5/09/2029 (n)		$379,000	360,108
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	400,000	407,655

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
MOL PLC, 1.5%, 10/08/2027	EUR	190,000	$173,865
			$1,182,144
Engineering - Construction – 0.1%
Bouygues S.A., 4.625%, 6/07/2032	EUR	200,000	$233,819
Entertainment – 1.8%
Carnival Corp., 7.625%, 3/01/2026	EUR	160,000	$156,619
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$784,000	713,440
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		405,000	336,150
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		255,000	262,013
Life Time, Inc., 5.75%, 1/15/2026 (n)		555,000	533,366
Life Time, Inc., 8%, 4/15/2026 (n)		170,000	165,110
Merlin Entertainments, 5.75%, 6/15/2026 (n)		430,000	409,405
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		650,000	588,238
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		530,000	458,439
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)		160,000	148,760
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		280,000	242,900
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		390,000	339,254
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		760,000	653,600
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		490,000	442,868
			$5,450,162
Financial Institutions – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,230,000	$1,142,846
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		182,000	152,809
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	117,021
Avation Capital S.A., 8.25% (8.25% cash or 9% PIK), 10/31/2026 (p)		411,485	351,820
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	632,307
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	344,987
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)		309,000	266,668
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		655,000	611,690
CTP N.V., 0.875%, 1/20/2026	EUR	360,000	330,496
CTP N.V., 1.5%, 9/27/2031		550,000	405,410
EXOR N.V., 0.875%, 1/19/2031		275,000	233,546
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (p)		$1,475,623	1,346,630
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	500,000	266,352
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$925,000	798,756
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	331,053
Logicor Financing S.à r.l., 0.875%, 1/14/2031		175,000	129,812
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$961,000	891,327
OneMain Finance Corp., 6.875%, 3/15/2025		380,000	378,807
OneMain Finance Corp., 7.125%, 3/15/2026		615,000	610,975
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	500,000	475,240
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$912,000	769,445
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	610,000	594,202
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,160,000	481,107
SLM Corp., 3.125%, 11/02/2026		$300,000	264,960
VGP N.V., 1.5%, 4/08/2029	EUR	500,000	370,659
Vonovia SE, REIT, 1.625%, 9/01/2051		400,000	230,029
			$12,528,954
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$198,211
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	355,006
B&G Foods, Inc., 5.25%, 4/01/2025		455,000	414,664
B&G Foods, Inc., 5.25%, 9/15/2027		170,000	137,488

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$425,000	$416,576
BellRing Brands, Inc., 7%, 3/15/2030 (n)		845,000	838,749
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	663,560
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	582,196
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	324,257
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	231,755
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,000,000	835,400
Kraft Heinz Foods Co., 3.875%, 5/15/2027		505,000	491,973
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		775,000	698,469
Performance Food Group Co., 5.5%, 10/15/2027 (n)		860,000	827,746
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		584,000	562,100
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,010,000	888,800
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		927,000	808,567
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	654,549
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		845,000	773,001
			$10,703,067
Gaming & Lodging – 3.7%
Boyd Gaming Corp., 4.75%, 12/01/2027		$410,000	$389,774
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		280,000	251,947
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		425,000	363,375
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		472,000	480,260
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		670,000	680,050
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		613,000	593,078
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		990,000	879,229
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		768,000	644,928
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,040,000	985,424
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	230,000
Marriott International, Inc., 2.85%, 4/15/2031		282,000	240,016
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		360,000	313,383
Sands China Ltd., 4.3%, 1/08/2026		600,000	569,129
Sands China Ltd., 4.875%, 6/18/2030		495,000	450,950
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		584,000	520,213
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)		645,000	608,719
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)		275,000	273,556
VICI Properties LP, REIT, 4.95%, 2/15/2030		716,000	692,407
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		803,000	740,611
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		409,000	360,271
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		800,000	714,000
			$10,981,320
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$188,417
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	542,400
APi Escrow Corp., 4.75%, 10/15/2029 (n)		990,000	882,712
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	217,086
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	976,028
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	658,111
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		845,000	782,939
			$4,247,693
Insurance – 0.6%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	720,000	$631,302
Argentum Netherlands B.V., 5.125%, 6/01/2048		$290,000	274,346
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	370,000	427,667
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$109,000	94,586
Equitable Holdings, Inc., 5.594%, 1/11/2033		455,000	465,851
			$1,893,752

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 5.3%, 2/15/2030		$416,000	$437,390
UnitedHealth Group, Inc., 4.625%, 7/15/2035		509,000	514,069
			$951,459
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$285,000	$266,569
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		10,000	8,712
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		238,000	201,791
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		530,000	453,352
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		325,000	319,121
Hub International Ltd., 5.625%, 12/01/2029 (n)		994,000	889,503
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		316,000	267,150
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	321,921
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$359,000	323,549
			$3,051,668
International Market Quasi-Sovereign – 0.7%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75%, 10/31/2028	EUR	200,000	$226,458
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		400,000	371,805
EnBW International Finance B.V., 3.5%, 7/24/2028		305,000	328,733
EnBW International Finance B.V., 4.049%, 11/22/2029		100,000	110,505
La Banque Postale S.A., 4.375%, 1/17/2030		400,000	436,206
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	333,682
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	162,596
			$1,969,985
International Market Sovereign – 3.0%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	11,586,000	$8,134,004
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	204,345
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	733,948
			$9,072,297
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$326,721
Province of British Columbia, 2.95%, 6/18/2050		315,000	197,345
			$524,066
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$255,000	$236,062
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	241,000	214,210
Terex Corp., 5%, 5/15/2029 (n)		$965,000	901,069
			$1,351,341
Major Banks – 4.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$563,000	$434,191
Banco de Sabadell S.A., 5.25% to 2/07/2028, FLR (EUR Swap Rate - 1yr. + 2.4%) to 2/07/2029	EUR	300,000	325,908
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	183,024
Bank of America Corp., 3.5%, 4/19/2026		$493,000	479,687
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		1,055,000	890,687
Bank of Ireland Group PLC, 4.875% to 7/16/2027, FLR (EUR Swap Rate - 1yr. + 2.05%) to 7/16/2028	EUR	100,000	110,373
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	155,000	205,606
BNP Paribas S.A., 3.875%, 1/10/2031	EUR	400,000	440,383
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	553,131
Crédit Agricole Group, 3.875%, 11/28/2034	EUR	200,000	217,311
Credit Suisse AG (London), 2.125%, 5/31/2024		380,000	398,379
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		230,000	259,983
Danske Bank A.S., 4.125% to 1/10/2030, FLR (EUR Swap Rate - 1yr. + 1.25%) to 1/10/2031		410,000	446,587
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$506,000	414,312

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		$399,000	$320,948
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	276,191
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		622,000	499,848
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	269,663
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		1,922,000	1,405,819
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		902,000	810,005
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		316,000	290,663
Nationwide Building Society, 6.178% to 12/07/2026, FLR (SONIA + 2.213%) to 12/07/2027	GBP	110,000	140,309
NatWest Markets PLC, 6.375%, 11/08/2027		155,000	201,647
Société Générale S.A., 4.25%, 12/06/2030	EUR	300,000	323,039
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		300,000	269,884
TD Bank, 5.288%, 1/11/2028	GBP	100,000	126,424
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$570,000	604,913
Toronto-Dominion Bank, 4.108%, 6/08/2027		719,000	707,270
UBS Group AG, 4.375% to 1/11/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.55%) to 1/11/2031	EUR	340,000	375,151
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$749,000	616,367
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	391,587
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$530,000	480,820
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		1,435,000	1,265,385
			$14,735,495
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$677,990
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	230,000	233,734
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$200,000	163,844
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,004,000	946,360
Becton, Dickinson and Co., 4.298%, 8/22/2032		166,000	162,040
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	225,000	202,414
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,579,000	1,306,212
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,344,000	1,197,080
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		430,000	405,272
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,155,000	694,314
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		355,000	286,457
DaVita, Inc., 4.625%, 6/01/2030 (n)		785,000	661,363
Encompass Health Corp., 5.75%, 9/15/2025		265,000	263,013
Encompass Health Corp., 4.75%, 2/01/2030		760,000	696,662
Encompass Health Corp., 4.625%, 4/01/2031		115,000	101,222
HCA, Inc., 5.25%, 6/15/2026		471,000	471,552
HCA, Inc., 5.125%, 6/15/2039		287,000	270,518
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		475,000	463,125
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		965,000	936,446
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		255,000	223,125
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	210,286
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	202,253
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		545,000	477,872
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		1,105,000	893,669
Tenet Healthcare Corp., 6.125%, 10/01/2028		1,265,000	1,182,876
Tenet Healthcare Corp., 4.375%, 1/15/2030		222,000	197,343
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		335,000	325,188
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051	EUR	330,000	237,125
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$519,000	452,299
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		530,000	479,438
			$15,021,092
Medical Equipment – 0.8%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	320,000	$304,424
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		320,000	299,612
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$725,000	775,752
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		400,000	334,914

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Teleflex, Inc., 4.625%, 11/15/2027		$875,000	$835,374
			$2,550,076
Metals & Mining – 3.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$382,549
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	200,000	223,253
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$767,000	744,844
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		805,000	648,189
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		715,000	697,585
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		420,000	384,883
Ero Copper Corp., 6.5%, 2/15/2030 (n)		470,000	400,281
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,220,000	1,073,600
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	550,000	510,242
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$465,000	398,253
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		811,000	691,197
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		922,000	841,786
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		312,000	263,830
Novelis Corp., 3.25%, 11/15/2026 (n)		351,000	317,767
Novelis Corp., 4.75%, 1/30/2030 (n)		775,000	701,375
Novelis Corp., 3.875%, 8/15/2031 (n)		358,000	302,152
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		359,894	349,098
TMS International Corp., 6.25%, 4/15/2029 (n)		175,000	131,449
			$9,062,333
Midstream – 4.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$430,342	$409,363
Cheniere Energy Partners LP, 4.5%, 10/01/2029		505,000	473,751
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		598,000	524,745
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		908,000	794,248
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	400,553
Energy Transfer LP, 5.55%, 2/15/2028		$221,000	224,587
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		343,000	313,330
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		65,000	63,993
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		60,000	58,921
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,392,000	1,284,120
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		555,000	486,768
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		487,296	420,461
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		227,000	224,094
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		564,000	573,165
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		405,344	398,757
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,128,000	1,071,600
Peru LNG, 5.375%, 3/22/2030		1,047,000	868,214
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		744,000	669,150
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	285,527
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	492,142
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,100,000	1,012,973
Targa Resources Corp., 4.2%, 2/01/2033		48,000	43,500
Targa Resources Corp., 4.95%, 4/15/2052		290,000	248,311
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		755,000	775,377
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		860,000	765,400
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		630,000	558,533
Venture Global Calcasieu Pass LLC , 6.25%, 1/15/2030 (n)		159,000	161,986
			$13,603,569
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		$565,000	$517,989
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	513,315
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	171,096
			$1,202,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
ENGIE S.A. , 4.25%, 1/11/2043	EUR	100,000	$109,555
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	340,000	$304,082
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	390,000	335,760
			$639,842
Network & Telecom – 0.8%
AT&T, Inc., 3.5%, 9/15/2053		$348,000	$256,805
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	802,060
Orange S.A., 3.625%, 11/16/2031	EUR	400,000	440,589
Verizon Communications, Inc., 2.1%, 3/22/2028		$273,000	243,463
Verizon Communications, Inc., 2.55%, 3/21/2031		637,000	543,709
			$2,286,626
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034		$856,500	$817,101
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		514,000	499,865
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		496,000	496,000
			$1,812,966
Oils – 1.1%
Neste Oyj, 0.75%, 3/25/2028	EUR	400,000	$379,344
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,175,000	1,010,032
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		400,000	377,136
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,231,094
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	307,249
			$3,304,855
Other Banks & Diversified Financials – 2.4%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	265,000	$304,003
Alpha Bank, 4.25%, 2/13/2030		490,000	452,425
Arion Banki HF, 4.875%, 12/21/2024		560,000	600,584
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,035,476
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		1,244,000	1,243,191
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	330,000	300,747
Belfius Bank S.A., 5.25%, 4/19/2033		300,000	326,516
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$500,000	394,572
CaixaBank S.A., 5.375% to 11/14/2029, FLR (EURIBOR - 3mo. + 2.4%) to 11/14/2030	EUR	100,000	113,687
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	247,905
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	301,067
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	270,682
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	244,739
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	570,000	488,864
Macquarie Group Ltd., 4.08%, 5/31/2029		470,000	536,805
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		275,000	322,441
			$7,183,704
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$760,000	$669,454
NCR Corp., 5.125%, 4/15/2029 (n)		452,000	393,716
			$1,063,170
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$395,000	$393,523
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		447,000	349,733
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		89,000	55,555
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,185,000	1,081,123
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		780,000	705,471

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		$715,000	$645,495
			$3,230,900
Pollution Control – 0.9%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$245,911
GFL Environmental, Inc., 4%, 8/01/2028 (n)		635,000	563,721
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		235,000	212,097
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	252,744
Stericycle, Inc., 3.875%, 1/15/2029 (n)		747,000	662,783
Waste Connections, Inc., 4.2%, 1/15/2033		766,000	744,129
			$2,681,385
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$705,000	$557,161
Taseko Mines Ltd., 7%, 2/15/2026 (n)		555,000	525,863
			$1,083,024
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)		$920,000	$638,750
Informa PLC, 3.125%, 7/05/2026	GBP	192,000	221,016
			$859,766
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$404,000	$348,886
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	210,000	$169,925
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$691,000	584,126
			$754,051
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$269,692
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	156,208
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	306,744
			$732,644
Real Estate - Other – 0.7%
EPR Properties, REIT, 3.6%, 11/15/2031		$333,000	$257,435
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	417,906
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		756,000	633,899
XHR LP, REIT, 4.875%, 6/01/2029 (n)		735,000	652,312
			$1,961,552
Real Estate - Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$329,000	$300,889
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	252,000	223,179
Regency Centers Corp., 3.7%, 6/15/2030		$152,000	137,663
STORE Capital Corp., REIT, 2.75%, 11/18/2030		316,000	246,930
WEA Finance LLC, 2.875%, 1/15/2027 (n)		400,000	351,373
			$1,260,034
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$635,000	$527,050
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$777,000	$685,656
AutoZone, Inc., 4.75%, 8/01/2032		212,000	212,001
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,405,000	1,326,195
Home Depot, Inc., 4.875%, 2/15/2044		248,000	252,404

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3.625%, 4/15/2052		$536,000	$447,019
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		712,000	591,487
			$3,514,762
Specialty Chemicals – 0.3%
Covestro AG, 4.75%, 11/15/2028	EUR	300,000	$332,808
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	308,079
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		347,000	335,524
			$976,411
Specialty Stores – 1.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$459,000	$375,563
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		715,000	628,814
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		390,000	325,225
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	345,800
Penske Automotive Group Co., 3.75%, 6/15/2029		787,000	665,512
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		565,000	555,248
			$2,896,162
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$673,000	$638,038
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	483,000
ELO SACA, 4.875%, 12/08/2028	EUR	400,000	418,553
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	270,000	254,645
			$1,794,236
Supranational – 1.8%
European Stability Mechanism, 1%, 6/23/2027	EUR	1,510,000	$1,518,162
European Stability Mechanism, 0.5%, 3/05/2029		1,070,000	1,014,061
European Stability Mechanism, 0.01%, 10/15/2031		2,360,000	2,008,662
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	289,036
West African Development Bank, 4.7%, 10/22/2031 (n)		$806,000	711,295
			$5,541,216
Telecommunications - Wireless – 2.6%
Altice France S.A., 6%, 2/15/2028 (n)		$1,185,000	$799,533
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		295,000	217,756
Cellnex Telecom S.A., 1.75%, 10/23/2030	EUR	500,000	440,611
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$314,000	302,942
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	529,063
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		336,000	302,442
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	251,902
SBA Communications Corp., 3.875%, 2/15/2027		710,000	655,710
SBA Communications Corp., 3.125%, 2/01/2029		1,075,000	910,721
Sprint Capital Corp., 6.875%, 11/15/2028		1,050,000	1,123,329
Sprint Corp., 7.625%, 3/01/2026		696,000	736,136
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	836,646
T-Mobile USA, Inc., 3.875%, 4/15/2030		664,000	621,890
			$7,728,681
Telephone Services – 0.3%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	460,000	$398,629
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	537,095
			$935,724

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. Capital Corp., 2.125%, 8/15/2025	GBP	450,000	$516,612
Philip Morris International, Inc., 5.125%, 11/17/2027		$206,000	210,539
Vector Group Ltd., 5.75%, 2/01/2029 (n)		370,000	322,636
			$1,049,787
Transportation - Services – 0.5%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	280,000	$302,905
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$175,000	203,521
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	500,000	445,188
Transurban Finance Co., 1.45%, 5/16/2029		300,000	285,704
Triton International Ltd., 3.15%, 6/15/2031 (n)		$395,000	317,568
			$1,554,886
U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 1.75%, 8/15/2041		$534,000	$389,027
U.S. Treasury Bonds, 2.375%, 2/15/2042		3,970,000	3,211,668
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		6,377,000	4,959,861
			$8,560,556
Utilities - Electric Power – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,023,348
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	73,208
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	512,534
Calpine Corp., 4.5%, 2/15/2028 (n)		$913,000	842,480
Calpine Corp., 5.125%, 3/15/2028 (n)		855,000	774,126
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		530,000	499,896
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,380,000	1,165,865
E.ON SE, 3.875%, 1/12/2035	EUR	240,000	258,985
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$740,000	577,428
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		271,000	231,007
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	306,367
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		315,000	250,846
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	997,425
Evergy, Inc., 2.9%, 9/15/2029		418,000	371,727
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	157,410
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	860,290
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	528,660
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	420,000	336,873
National Grid PLC, 3.875%, 1/16/2029	EUR	210,000	228,885
National Grid PLC, 4.275%, 1/16/2035		200,000	216,784
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		$107,000	99,778
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	691,797
ReNew Power Private Ltd., 5.875%, 3/05/2027		379,200	360,240
Southern California Edison Co., 3.65%, 2/01/2050		277,000	217,745
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		696,477	676,449
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	535,338
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,015,000	953,412
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		550,000	494,990
Virginia Electric & Power Co., 3.5%, 3/15/2027		279,000	269,169
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	315,672
Xcel Energy, Inc., 4.6%, 6/01/2032		159,000	157,430
			$14,986,164

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.2%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	480,000	$426,702
EP Infrastructure A.S., 2.045%, 10/09/2028		250,000	203,141
			$629,843
Total Bonds			$388,101,894
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF		27,694	$3,070,434
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,339	$168,797
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)		127,848	$115,420
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$174,221
Total Common Stocks			$458,438
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)		768	$4,416
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)		768	2,880
Total Contingent Value Rights			$7,296
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	7,000	$3,020

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.29% (v)	4,779,196	$4,779,674
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Merrill Lynch International Bank	$ 3,039,751	EUR 2,690,000	$22,613
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Barclays Bank PLC	4,271,471	3,780,000	31,777
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	BNP Paribas S.A.	2,293,938	2,030,000	17,065
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 500	Put	Barclays Bank PLC	1,423,824	1,260,000	10,592

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ EUR 525	Put	Goldman Sachs International	$ 5,291,299	EUR 5,240,000	$34,530
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ EUR 475	Call	Merrill Lynch International Bank	3,333,556	2,950,000	74,463
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ EUR 475	Call	Merrill Lynch International Bank	3,344,856	2,960,000	74,716
iTraxx Europe Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – February 2023 @ EUR 90	Call	Merrill Lynch International Bank	18,278,140	16,640,000	85,442
Total Purchased Options					$351,198
Other Assets, Less Liabilities – (32.3)%	(96,862,834)
Net Assets – 100.0%	$299,909,120
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,779,674 and $391,992,280, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,513,824, representing 71.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	11/04/19	$869,000	$178,145
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,156,078	USD	2,199,587	Citibank N.A.	4/21/2023	$34,787
AUD	4,311,772	USD	3,023,117	UBS AG	4/21/2023	29,442
BRL	57,184	USD	11,214	Goldman Sachs International	2/02/2023	51
BRL	26,438,913	USD	5,048,896	JPMorgan Chase Bank N.A.	2/02/2023	159,408
BRL	4,374,966	USD	857,954	Merrill Lynch International	2/02/2023	3,887
CAD	2,192,218	USD	1,626,058	Deutsche Bank AG	4/21/2023	22,612
CAD	3,242,760	USD	2,402,872	State Street Bank Corp.	4/21/2023	35,864
EUR	279,016	USD	304,310	Brown Brothers Harriman	4/21/2023	494
EUR	2,407,724	USD	2,612,665	Citibank N.A.	4/21/2023	17,583
EUR	620,273	USD	677,354	Merrill Lynch International	4/21/2023	245
EUR	47,457	USD	51,804	State Street Bank Corp.	4/21/2023	39
GBP	2,213,473	USD	2,724,486	Deutsche Bank AG	4/21/2023	9,002
KRW	2,255,240,445	USD	1,825,736	Citibank N.A.	4/12/2023	9,957
NZD	9,575,987	USD	6,161,324	HSBC Bank	4/21/2023	30,770
SGD	4,067,489	USD	3,087,070	State Street Bank Corp.	4/21/2023	14,138
THB	94,896,789	USD	2,807,028	Barclays Bank PLC	2/21/2023	73,518
THB	103,948,124	USD	2,953,905	JPMorgan Chase Bank N.A.	2/21/2023	201,389
TWD	139,847,142	USD	4,653,505	Barclays Bank PLC	2/03/2023	4,650
USD	418,290	CHF	379,592	State Street Bank Corp.	4/21/2023	194
USD	35,222	EUR	32,190	State Street Bank Corp.	4/21/2023	57
USD	11,136,361	GBP	9,006,475	Citibank N.A.	4/21/2023	13,975
USD	105,708	GBP	85,161	State Street Bank Corp.	4/21/2023	540
USD	3,322,883	KRW	4,089,803,943	Merrill Lynch International	2/02/2023	2,698
USD	3,333,228	KRW	4,089,803,943	Merrill Lynch International	4/28/2023	2,090
USD	35,065	NOK	345,810	Deutsche Bank AG	4/21/2023	293
USD	58,954	SEK	606,144	Deutsche Bank AG	4/21/2023	745
USD	4,712,307	TWD	139,847,142	Barclays Bank PLC	5/05/2023	10,457
						$678,885
Liability Derivatives
CHF	390,729	USD	430,494	State Street Bank Corp.	4/21/2023	$(131)
EUR	304,820	USD	333,974	Deutsche Bank AG	4/21/2023	(982)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	305,582	USD	334,399	HSBC Bank	4/21/2023	$(575)
GBP	87,392	USD	108,059	Citibank N.A.	4/21/2023	(136)
GBP	167,966	USD	208,188	State Street Bank Corp.	4/21/2023	(761)
JPY	582,370,569	USD	4,605,660	Merrill Lynch International	4/21/2023	(82,755)
KRW	4,089,803,943	USD	3,322,883	Citibank N.A.	2/02/2023	(2,698)
KRW	4,089,803,943	USD	3,323,693	Merrill Lynch International	2/02/2023	(3,508)
MXN	3,056,978	USD	160,815	HSBC Bank	4/21/2023	(767)
NOK	458,606	USD	46,503	Deutsche Bank AG	4/21/2023	(388)
SEK	571,420	USD	55,577	Deutsche Bank AG	4/21/2023	(703)
USD	7,363,747	AUD	10,538,407	Citibank N.A.	4/21/2023	(97,017)
USD	11,236	BRL	57,184	Goldman Sachs International	2/02/2023	(29)
USD	5,061,451	BRL	26,438,913	JPMorgan Chase Bank N.A.	2/02/2023	(146,853)
USD	809,684	BRL	4,374,966	Merrill Lynch International	2/02/2023	(52,157)
USD	3,070,384	CAD	4,137,630	Barclays Bank PLC	4/21/2023	(41,344)
USD	2,995,190	CAD	4,012,201	Brown Brothers Harriman	4/21/2023	(22,209)
USD	6,024,597	CAD	8,059,827	UBS AG	4/21/2023	(36,842)
USD	3,001,196	CNH	20,206,753	BNP Paribas S.A.	4/21/2023	(4,515)
USD	10,576	CZK	235,838	Goldman Sachs International	4/21/2023	(159)
USD	3,014,721	EUR	2,777,596	BNP Paribas S.A.	4/21/2023	(19,584)
USD	35,182,957	EUR	32,399,350	HSBC Bank	4/21/2023	(210,778)
USD	603,566	EUR	553,022	JPMorgan Chase Bank N.A.	4/21/2023	(567)
USD	511,312	EUR	468,486	NatWest Markets PLC	4/21/2023	(472)
USD	2,129,018	EUR	1,963,382	UBS AG	4/21/2023	(15,821)
USD	245,036	GBP	199,142	HSBC Bank	4/21/2023	(891)
USD	2,871,711	KRW	4,089,803,943	Citibank N.A.	2/02/2023	(448,475)
USD	1,497,275	KRW	1,846,139,731	Merrill Lynch International	4/12/2023	(5,423)
USD	6,001,188	NZD	9,363,309	HSBC Bank	4/21/2023	(53,381)
USD	1,489,008	TWD	45,224,142	Barclays Bank PLC	2/03/2023	(17,359)
USD	2,957,154	TWD	94,623,000	Merrill Lynch International	2/03/2023	(194,635)
						$(1,461,915)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	115	$9,775,272	March – 2023	$93,098
Canadian Treasury Bond 10 yr	Long	CAD	24	2,277,434	March – 2023	23,557
Euro-Bobl 5 yr	Short	EUR	401	51,136,615	March – 2023	669,404
Euro-Bund 10 yr	Short	EUR	45	6,693,476	March – 2023	7,987
Euro-Schatz 2 yr	Short	EUR	260	29,889,785	March – 2023	152,279
Long Gilt 10 yr	Short	GBP	4	515,380	March – 2023	1,368
U.S. Treasury Bond	Long	USD	118	15,325,250	March – 2023	285,316
U.S. Treasury Ultra Note 10 yr	Short	USD	87	10,544,672	March – 2023	28,537
						$1,261,546
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	187	$15,898,268	March – 2023	$(99,993)
Euro-Buxl 30 yr	Long	EUR	25	3,913,741	March – 2023	(410,460)
U.S. Treasury Note 10 yr	Short	USD	274	31,377,281	March – 2023	(399,358)
U.S. Treasury Note 2 yr	Short	USD	64	13,161,500	March – 2023	(148)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Short	USD	397	$43,369,149	March – 2023	$(340,082)
U.S. Treasury Ultra Bond	Short	USD	3	425,250	March – 2023	(15,199)
						$(1,265,240)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/27	EUR	16,640,000	centrally cleared	(1)	1.00%/Quarterly	$(72,321)	$(115,369)	$(187,690)
12/20/27	EUR	5,910,000	centrally cleared	(2)	5.00%/Quarterly	(56,413)	(160,488)	(216,901)
						$(128,734)	$(275,857)	$(404,591)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Series 38 Index.
(2) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 38 Index.
At January 31, 2023, the fund had cash collateral of $360,000 and other liquid securities with an aggregate value of $3,387,966 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,070,434	$—	$174,221	$3,244,655
Luxembourg	—	176,093	—	176,093
Mexico	—	—	115,420	115,420
United Kingdom	—	3,020	—	3,020
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,560,556	—	8,560,556
Non - U.S. Sovereign Debt	—	75,532,284	—	75,532,284
Municipal Bonds	—	1,202,400	—	1,202,400
U.S. Corporate Bonds	—	196,604,278	—	196,604,278
Commercial Mortgage-Backed Securities	—	5,255,126	—	5,255,126
Asset-Backed Securities (including CDOs)	—	8,543,028	—	8,543,028
Foreign Bonds	—	92,755,420	—	92,755,420
Mutual Funds	4,779,674	—	—	4,779,674
Total	$7,850,108	$388,632,205	$289,641	$396,771,954
Other Financial Instruments
Futures Contracts – Assets	$1,261,546	$—	$—	$1,261,546
Futures Contracts – Liabilities	(1,265,240)	—	—	(1,265,240)
Forward Foreign Currency Exchange Contracts – Assets	—	678,885	—	678,885
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,461,915)	—	(1,461,915)
Swap Agreements – Liabilities	—	(404,591)	—	(404,591)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$323,557
Change in unrealized appreciation or depreciation	(33,916)
Balance as of 1/31/23	$289,641
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2023 is $(33,916). At January 31, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,329	$34,704,158	$40,595,655	$411	$431	$4,779,674
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,526	$—
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.